PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	$ 210,144	$ 228,503
Translation differences	(869)
Acquisition of business (note 3)	20,432
Additions	16,061	13,961
Disposals / Consumptions	(104)	(1,039)
Indexation	10,626	17,945
Depreciation charge	(56,170)	(49,226)
Right-of-use assets, ending balance	200,120	210,144
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	395,621	364,971
Right-of-use assets, ending balance	438,595	395,621
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(185,477)	(136,468)
Right-of-use assets, ending balance	(238,475)	(185,477)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	1,335	0
Translation differences	0
Acquisition of business (note 3)	0
Additions	0	1,339
Disposals / Consumptions	0	0
Indexation	(962)	0
Depreciation charge	(26)	(4)
Right-of-use assets, ending balance	347	1,335
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	1,339	0
Right-of-use assets, ending balance	376	1,339
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(4)	0
Right-of-use assets, ending balance	(29)	(4)
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	147,621	158,197
Translation differences	(790)
Acquisition of business (note 3)	3,894
Additions	3,716	6,445
Disposals / Consumptions	(85)	0
Indexation	9,784	14,585
Depreciation charge	(35,178)	(31,606)
Right-of-use assets, ending balance	128,962	147,621
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	266,330	245,300
Right-of-use assets, ending balance	281,250	266,330
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(118,709)	(87,103)
Right-of-use assets, ending balance	(152,288)	(118,709)
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	61,126	70,176
Translation differences	(79)
Acquisition of business (note 3)	16,433
Additions	12,304	6,163
Disposals / Consumptions	(19)	(1,039)
Indexation	1,704	3,360
Depreciation charge	(20,854)	(17,534)
Right-of-use assets, ending balance	70,615	61,126
Production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	127,765	119,497
Right-of-use assets, ending balance	156,614	127,765
Production equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(66,639)	(49,321)
Right-of-use assets, ending balance	(85,999)	(66,639)
Vehicles, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	62	130
Translation differences	0
Acquisition of business (note 3)	105
Additions	41	14
Disposals / Consumptions	0	0
Indexation	100	0
Depreciation charge	(112)	(82)
Right-of-use assets, ending balance	196	62
Vehicles, furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	187	174
Right-of-use assets, ending balance	355	187
Vehicles, furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(125)	(44)
Right-of-use assets, ending balance	$ (159)	$ (125)